Shareholder Report, Line Graph (Details) 197232_Pacer US Small Cap Cash Cows ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Jun. 16, 2017	Apr. 30, 2026
Pacer US Small Cap Cash Cows ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer US Small Cap Cash Cows ETF NAV
Accumulated Value	$ 15,978	$ 20,298	$ 16,214	$ 16,455	$ 17,612	$ 8,689	$ 10,690	$ 10,669	$ 10,000	$ 21,815
Pacer US Small Cap Cash Cows Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer US Small Cap Cash Cows Index
Accumulated Value	16,413	20,743	16,546	16,692	17,741	8,709	10,730	10,696	10,000	$ 22,437
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value	15,522	15,388	13,579	14,093	16,953	9,692	11,592	11,081	10,000	$ 22,416
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P SmallCap 600 Index
Accumulated Value	$ 16,205	$ 16,524	$ 14,681	$ 15,267	$ 16,693	$ 9,439	$ 11,739	$ 11,242	$ 10,000	$ 22,502